Financial and capital risk management - Effects of derivatives on other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investments Hedge [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognised in other comprehensive income	$ 81	$ (118)	$ (578)
Cash Flow Hedge Nickel And Palladium [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognised in other comprehensive income	$ 19	$ 3	$ (105)